UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Scoggin LLC

Address:   660 Madison Avenue, 20th Floor
           New York, NY 10021


Form 13F File Number: 28-04329


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Craig Effron
Title:  Principal
Phone:  212-355-5600

Name:   Curtis Schenker
Title:  Principal
Phone:  212-355-5600

Signature,  Place,  and  Date  of  Signing:

/s/ Craig Effron                   New York, NY                       2/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

/s/ Curtis Schenker                New York, NY                       2/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              87

Form 13F Information Table Value Total:  $    1,052,209
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

01    28-04327              S & E Partners, L.P.
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ABERCROMBIE & FITCH CO       CL A             002896207    5,861   120,000     PUT  OTHER      01         120,000      0    0
ALEXANDER & BALDWIN INC      COM              014482103   10,450   256,000 SH       OTHER      01         256,000      0    0
APPLE INC                    COM              037833100   48,266   119,175 SH       OTHER      01         119,175      0    0
APPLE INC                    COM              037833100   91,247   225,300     CALL OTHER      01         225,300      0    0
APPLE INC                    COM              037833100   39,488    97,500     PUT  OTHER      01          97,500      0    0
BANK NOVA SCOTIA HALIFAX     COM              064149107    3,711    73,000     PUT  OTHER      01          73,000      0    0
BANK OF AMERICA CORPORATION  COM              060505104      278    50,000     CALL OTHER      01          50,000      0    0
BARRICK GOLD CORP            COM              067901108    1,579    34,900 SH       OTHER      01          34,900      0    0
BARRICK GOLD CORP            COM              067901108    5,973   132,000     CALL OTHER      01         132,000      0    0
BEAM INC                     COM              073730103   22,592   441,000 SH       OTHER      01         441,000      0    0
CAREFUSION CORP              COM              14170T101   24,818   976,700 SH       OTHER      01         976,700      0    0
CAREFUSION CORP              COM              14170T101    2,401    94,500     CALL OTHER      01          94,500      0    0
CDN IMPERIAL BK OF COMMERCE  COM              136069101    4,649    63,000     PUT  OTHER      01          63,000      0    0
CHARTER COMMUNICATIONS INC D CL A NEW         16117M305   21,523   378,000 SH       OTHER      01         378,000      0    0
CHEMTURA CORP                COM NEW          163893209   17,146 1,512,000 SH       OTHER      01       1,512,000      0    0
CHEMTURA CORP                COM NEW          163893209      422    37,200     CALL OTHER      01          37,200      0    0
CINCINNATI BELL INC NEW      COM              171871106    7,863 2,595,000 SH       OTHER      01       2,595,000      0    0
CURRENCYSHARES EURO TR       EURO SHS         23130C108   67,038   520,000     CALL OTHER      01         520,000      0    0
CVS CAREMARK CORPORATION     COM              126650100   36,457   894,000     CALL OTHER      01         894,000      0    0
CVS CAREMARK CORPORATION     COM              126650100   20,553   504,000     PUT  OTHER      01         504,000      0    0
DELPHI AUTOMOTIVE PLC        SHS              G27823106   19,603   910,095 SH       OTHER      01         910,095      0    0
DIAGEO P L C                 SPON ADR NEW     25243Q205    2,754    31,500     PUT  OTHER      01          31,500      0    0
DOLLAR THRIFTY AUTOMOTIVE GP COM              256743105   18,162   258,500 SH       OTHER      01         258,500      0    0
DOLLAR THRIFTY AUTOMOTIVE GP COM              256743105    8,853   126,000     CALL OTHER      01         126,000      0    0
E TRADE FINANCIAL CORP       COM NEW          269246401      159    20,000 SH       OTHER      01          20,000      0    0
EBAY INC                     COM              278642103    9,554   315,000     CALL OTHER      01         315,000      0    0
EL PASO CORP                 COM              28336L109   16,739   630,000 SH       OTHER      01         630,000      0    0
EQUITY LIFESTYLE PPTYS INC   COM              29472R108      233     3,500 SH       OTHER      01           3,500      0    0
EXPRESS SCRIPTS INC          COM              302182100    8,938   200,000     PUT  OTHER      01         200,000      0    0
FAMILY DLR STORES INC        COM              307000109      317     5,500 SH       OTHER      01           5,500      0    0
FLAGSTAR BANCORP INC         COM NEW          337930507    2,227 4,410,000 SH       OTHER      01       4,410,000      0    0
FORD MTR CO DEL              COM PAR $0.01    345370860   13,450 1,250,000     PUT  OTHER      01       1,250,000      0    0
GAMESTOP CORP NEW            CL A             36467W109    1,448    60,000     PUT  OTHER      01          60,000      0    0
GENERAL ELECTRIC CO          COM              369604103   11,283   630,000     CALL OTHER      01         630,000      0    0
GENERAL MTRS CO              COM              37045V100   13,885   685,000 SH       OTHER      01         685,000      0    0
GENERAL MTRS CO              COM              37045V100   36,105 1,781,200     CALL OTHER      01       1,781,200      0    0
GENERAL MTRS CO              COM              37045V100   12,770   630,000     PUT  OTHER      01         630,000      0    0
GEO GROUP INC                COM              36159R103      246    14,692 SH       OTHER      01          14,692      0    0
GOLDMAN SACHS GROUP INC      COM              38141G104    3,617    40,000     CALL OTHER      01          40,000      0    0
GOOGLE INC                   CL A             38259P508   12,208    18,900 SH       OTHER      01          18,900      0    0
GREENLIGHT CAPITAL RE LTD    CLASS A          G4095J109    1,136    48,000 SH       OTHER      01          48,000      0    0
HARVEST NATURAL RESOURCES IN COM              41754V103    4,649   630,000 SH       OTHER      01         630,000      0    0
HARVEST NATURAL RESOURCES IN COM              41754V103    1,860   252,000     CALL OTHER      01         252,000      0    0
HERTZ GLOBAL HOLDINGS INC    COM              42805T105   14,767 1,260,000 SH       OTHER      01       1,260,000      0    0
HERTZ GLOBAL HOLDINGS INC    COM              42805T105    3,692   315,000     CALL OTHER      01         315,000      0    0
HEWLETT PACKARD CO           COM              428236103      258    10,000 SH       OTHER      01          10,000      0    0
ISHARES TR                   HIGH YLD CORP    464288513    2,746    30,700     PUT  OTHER      01          30,700      0    0
ISHARES TR                   IBOXX INV CPBD   464287242  100,109   880,000     PUT  OTHER      01         880,000      0    0
K V PHARMACEUTICAL CO        CL A             482740206       80    56,900 SH       OTHER      01          56,900      0    0
KINROSS GOLD CORP            NOTE 1.750% 3/1  496902AD9    1,953 2,000,000 PRN      OTHER      01       2,000,000      0    0
KRAFT FOODS INC              CL A             50075N104   24,150   646,400 SH       OTHER      01         646,400      0    0
KRATON PERFORMANCE POLYMERS  COM              50077C106      639    31,500 SH       OTHER      01          31,500      0    0
KRATON PERFORMANCE POLYMERS  COM              50077C106    1,279    63,000     CALL OTHER      01          63,000      0    0
LABORATORY CORP AMER HLDGS   COM NEW          50540R409   15,990   186,000     PUT  OTHER      01         186,000      0    0
LAZARD LTD                   SHS A            G54050102      522    20,000 SH       OTHER      01          20,000      0    0
MACK CALI RLTY CORP          COM              554489104      737    27,600 SH       OTHER      01          27,600      0    0
MARKET VECTORS ETF TR        JR GOLD MINERS E 57060U589    7,391   299,250 SH       OTHER      01         299,250      0    0
MARKET VECTORS ETF TR        GOLD MINER ETF   57060U100   13,578   264,000     CALL OTHER      01         264,000      0    0
MEDCO HEALTH SOLUTIONS INC   COM              58405U102   49,304   882,000 SH       OTHER      01         882,000      0    0
MELA SCIENCES INC            COM              55277R100    4,059 1,100,000 SH       OTHER      01       1,100,000      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
MICROSOFT CORP               COM              594918104    8,642   332,900 SH       OTHER      01         332,900      0    0
MID-AMER APT CMNTYS INC      COM              59522J103      250     4,000 SH       OTHER      01           4,000      0    0
MORGAN STANLEY               COM NEW          617446448    3,026   200,000     PUT  OTHER      01         200,000      0    0
NORDSTROM INC                COM              655664100    1,988    40,000     PUT  OTHER      01          40,000      0    0
OCH ZIFF CAP MGMT GROUP      CL A             67551U105   17,442 2,074,000 SH       OTHER      01       2,074,000      0    0
ORACLE CORP                  COM              68389X105      564    22,000 SH       OTHER      01          22,000      0    0
PENNEY J C INC               COM              708160106      703    20,000     PUT  OTHER      01          20,000      0    0
POWERWAVE TECHNOLOGIES INC   COM NEW          739363307      416   200,000 SH       OTHER      01         200,000      0    0
RALPH LAUREN CORP            CL A             751212101    6,904    50,000     PUT  OTHER      01          50,000      0    0
REGIONS FINANCIAL CORP NEW   COM              7591EP100      215    50,000     CALL OTHER      01          50,000      0    0
ROYAL BK CDA MONTREAL QUE    COM              780087102    2,339    45,000     PUT  OTHER      01          45,000      0    0
SEAGATE TECHNOLOGY PLC       SHS              G7945M107   13,596   829,000 SH       OTHER      01         829,000      0    0
SEAGATE TECHNOLOGY PLC       SHS              G7945M107    6,265   382,000     CALL OTHER      01         382,000      0    0
SEAGATE TECHNOLOGY PLC       SHS              G7945M107    6,199   378,000     PUT  OTHER      01         378,000      0    0
SIMON PPTY GROUP INC NEW     COM              828806109      258     2,000 SH       OTHER      01           2,000      0    0
SINA CORP                    ORD              G81477104    1,966    37,800 SH       OTHER      01          37,800      0    0
SINA CORP                    ORD              G81477104    6,552   126,000     CALL OTHER      01         126,000      0    0
SINA CORP                    ORD              G81477104    1,966    37,800     PUT  OTHER      01          37,800      0    0
SOLUTIA INC                  COM NEW          834376501    5,616   325,000     CALL OTHER      01         325,000      0    0
SPDR GOLD TRUST              GOLD SHS         78463V107      494     3,250 SH       OTHER      01           3,250      0    0
SPDR GOLD TRUST              GOLD SHS         78463V107   40,125   264,000     CALL OTHER      01         264,000      0    0
SPDR S&P 500 ETF TR          TR UNIT          78462F103    2,134    17,000     PUT  OTHER      01          17,000      0    0
SPDR SERIES TRUST            S&P RETAIL ETF   78464A714   10,510   200,000     PUT  OTHER      01         200,000      0    0
SPRINT NEXTEL CORP           COM SER 1        852061100    9,098 3,888,000 SH       OTHER      01       3,888,000      0    0
SPRINT NEXTEL CORP           COM SER 1        852061100    4,563 1,950,000     CALL OTHER      01       1,950,000      0    0
WALGREEN CO                  COM              931422109   26,382   798,000     CALL OTHER      01         798,000      0    0
WELLPOINT INC                COM              94973V107      232     3,500 SH       OTHER      01           3,500      0    0


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